Consolidated cash flow statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net profit (loss) for the year	€ 6,695	€ (2,153)	€ 13,145
Non-cash and operational adjustments
Depreciation of property, plant & equipment	15,065	14,940	15,574
Amortization and impairment of intangible assets	6,504	7,628	4,975
Impairment of goodwill and intangible assets from business combinations	4,228		177
Share-based payment expense	39	(140)	(1,036)
Loss (gain) on disposal of property, plant & equipment	(415)	347	210
Movement in provisions	(181)	1,781	99
Movement in reserve for bad debt and slow moving inventory	499	(23)	255
Financial income	(5,033)	(6,114)	(5,620)
Financial expense	3,886	4,420	4,101
Impact of foreign currencies	(94)	(39)	40
Income taxes and deferred taxes	73	975	591
Working capital adjustment and income tax paid
Decrease (increase) in trade receivables and other current assets	(3,335)	(6,330)	(10,920)
Decrease (increase) in inventories and contracts in progress	(806)	(5,011)	(1,423)
Increase in trade payables and other payables	(8,435)	12,365	6,453
Income tax paid	(2,737)	(1,425)	(1,152)
Interest received	4,206	1,067	376
Net cash flow from operating activities	20,157	22,288	25,845
Investing activities
Purchase of property, plant & equipment	(9,235)	(21,608)	(7,934)
Purchase of intangible assets	(2,525)	(3,165)	(3,788)
Proceeds from the sale of property, plant, equipment and intangibles (net)	723	205	462
Acquisition of subsidiary (net of cash).		29,293	875
Convertible loan granted			(999)
Net cash flow used in investing activities	(11,037)	(53,861)	(13,134)
Financing activities
Repayment of loans & borrowings	(16,723)	(17,708)	(14,277)
Repayment of leases	(3,549)	(3,379)	(3,775)
Capital increase in parent company		23	88,117
Interest paid	(1,750)	(1,990)	(2,326)
Other financial income (expense), net	(346)	544	3,417
Net cash flow from financing activities	(22,368)	(22,510)	71,156
Net increase/(decrease) of cash and cash equivalents	(13,248)	(54,082)	83,867
Cash and cash equivalents at beginning of the year	140,867	196,028	111,538
Exchange rate differences on cash and cash equivalents	(46)	(1,078)	624
Cash and cash equivalents at end of the year	€ 127,573	€ 140,867	€ 196,028